VARIABLE INTEREST ENTITIES ("VIE") - Fair Value of Identifiable Assets Acquired and Liabilities Assumed as of the Acquisition Date (Details) shares in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	May 31, 2023 USD ($) shares	Feb. 28, 2022 entity	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Mar. 30, 2021 ft²
VARIABLE INTEREST ENTITIES ("VIE")
Number of entities over which the company has the ability to direct activities | entity		2
LIABILITIES ASSUMED
Goodwill			$ 94,108	$ 94,108	$ 199,329
Exchangeable Shares
VARIABLE INTEREST ENTITIES ("VIE")
Conversion of Exchangeable Shares (Shares) | shares			(430)	(2,006)
Tahoe Hydro
VARIABLE INTEREST ENTITIES ("VIE")
Membership interest	100.00%
Purchase consideration for acquisition	$ 1,382
Discount rate attributed to the contractual restrictions	19.45%
Tahoe Hydro | Minimum
VARIABLE INTEREST ENTITIES ("VIE")
Lock-up provision period for Exchangeable Shares issued	6 months
Tahoe Hydro | Maximum
VARIABLE INTEREST ENTITIES ("VIE")
Lock-up provision period for Exchangeable Shares issued	12 months
Tahoe Hydro | Exchangeable Shares
VARIABLE INTEREST ENTITIES ("VIE")
Shares Issued	$ 115
Conversion of Exchangeable Shares (Shares) | shares	233
Tahoe Hydro | Promissory Note
VARIABLE INTEREST ENTITIES ("VIE")
Incurred through combinations and acquisitions	$ 1,580
Tahoe Hydro | Convertible Note
VARIABLE INTEREST ENTITIES ("VIE")
Incurred through combinations and acquisitions	$ 2,800
Parma
VARIABLE INTEREST ENTITIES ("VIE")
Area of facility | ft²						58,000
Purchase of minority interest			$ 25
Ohio Dispensaries
VARIABLE INTEREST ENTITIES ("VIE")
Equity interest in dispensaries			100.00%